Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies (Textual)
Impairment loss of goodwill	$ 1,002
Fair value at acquisition period	7 years 6 months
Derivative financial instruments		$ 729
Technology [Member]
Significant Accounting Policies (Textual)
Impairment loss related to technology	$ 270
Technology [Member] | Minimum [Member]
Significant Accounting Policies (Textual)
Straight-line method	5 Years
Technology [Member] | Maximum [Member]
Significant Accounting Policies (Textual)
Straight-line method	8 Years